INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, net	$ 71,019		$ 72,371	$ 530
Amortization expense	1,352	$ 0	1,851	0
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	62,150		62,150	0
Less: accumulated amortization	(2,055)		(1,018)
Total intangible assets, net	60,095		61,132
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	9,250		9,250	0
Less: accumulated amortization	(925)		(694)
Total intangible assets, net	8,325		8,556
Patents, licences and software development
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,822		2,822	530
Less: accumulated amortization	(223)		(139)
Total intangible assets, net	$ 2,599		$ 2,683	$ 530